Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill
16.	Goodwill

	Sparrow	iClick
	group	group	Total
At January 1, 2024 and December 31, 2024	16,735	—	16,735
Business combination – merger transaction (Note 5.1)	—	36,401	36,401
At December 31, 2025	16,735	36,401	53,136

Goodwill acquired in a business combination is allocated to the cash-generating unit (“CGU”) that is expected to benefit from the business combination. As of December 2025, goodwill is arising from the acquisition of Sparrow group and iClick group.

The Group tests CGUs for impairment annually, or more frequently when there is an indication for impairment. The Group measured the recoverable amount of the CGUs based on the value-in-use (“VIU”) calculations by using the discounted cash flow method based on five-year financial projections approved by the directors.

In November 2022, Amber Global Limited, a related party under common control ownership, acquired 100% shareholdings in Sparrow Holdings Pte. Limited and its subsidiaries (collectively, the “Sparrow Group”). As part of the reorganization exercise prior to the merger transaction, the entire issued and paid—up capital of Sparrow Group was transferred to Amber DWM in July 2024 and included in the Digital Assets Services and Solutions segment.

16.Goodwill (Continued)

The key assumptions used by management for VIU calculations for Sparrow Group include:

	As of
	January 1,	As of December 31,
	2024	2024	2025
Revenue growth rate	7% - 41%	5% - 69%	17% - 22%
Gross profit margin	42% - 44.9%	39.9% - 49.7%	32%
Terminal growth rate	3.5%	3.5%	3.5%
Pre-tax discount rate	16%	16%	16%

In March 2025, the successful consummation of the merger with Amber DWM Holding Limited accounted for as a business combination, resulting in the recognition of US$36 million in goodwill in iClick group under the Online Advertising and SaaS Solutions segment. See Note 5.1 to the consolidated financial statements for details.

The key assumptions used by management for VIU calculation for iClick group include:

	As of
	January 1,	As of December 31,
	2024	2024	2025
Revenue growth rate	—	—	2% - 7%
Gross profit margin	—	—	69% - 70%
Terminal growth rate	—	—	2%
Pre-tax discount rate	—	—	15%